EQUITY-BASED COMPENSATION - Stock Options Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of stock options granted (USD per share)	$ 102.50	$ 93.42	$ 48.79
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%	29.00%	27.00%
Expected option life in years	6 years 2 months 12 days	6 years 3 months 18 days	6 years 3 months 18 days
Expected dividend yield	1.50%	1.50%	2.00%
Risk-free interest rate	4.30%
Risk-free interest rate, minimum		4.00%	4.10%
Risk-free interest rate, maximum		4.50%	4.30%